August 29, 2014

CONFIDENTIAL SUBMISSION

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Confidential Submission of Global Currency Gold Trust Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Global Currency Gold Trust (the “Trust”), we hereby confidentially submit a draft Registration Statement on Form S-1 (the “Registration Statement”) of the Trust pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act of 2012 for non-public review by the Staff of the U.S. Securities and Exchange Commission prior to the public filing of the Registration Statement.

If you have any questions or comments with respect to this confidential submission, please contact the undersigned at (212) 309-6650.

Sincerely,

/s/ Richard F. Morris
Richard F. Morris